SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 Minimum USD ($)	Dec. 31, 2014 Minimum CNY	Dec. 31, 2014 Maximum USD ($)	Dec. 31, 2014 Maximum CNY
Revenue recognition
Non-refundable registration fees charged to each new student				$ 48.35	300	$ 161.17	1,000
Period for recognition of revenues relating to unused prepaid tutoring hours of expired contracts	26 months
Business taxes and surcharges rate one (as a percent)	3.30%
Business taxes and surcharges rate two (as a percent)	5.50%
Business taxes	11,688,000	12,802,000	13,834,000
VAT rate one (as a percent)	3.00%
VAT rate two (as a percent)	6.00%
VAT rate three (as a percent)	17.00%
VAT deductible to revenue	1,207,000	999,000	67,000
Advertising costs
Advertising expense	$ 28,785,000	$ 29,015,000	$ 26,448,000